CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Other Non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Non-current Assets
Prepaid expenses	$ 5.1	$ 0.8
Security and guarantee deposits over next 12 months	4.1
Deferred consideration receivable	3.8	3.8
Other	0.4	1.0
Restricted cash	0.1	1.1
Investments in debt securities		4.9
Total other non-current asset	$ 13.5	$ 11.6